Label	Element	Value
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that track the performance of the CEMP Commodity Long/Cash Volatility Wtd Index before fees and expenses.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 15 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 33 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, in the long only commodities futures contracts included in the CEMP Commodity Long/Cash Volatility Weighted Index ("Index"), an unmanaged, volatility weighted index created by the Adviser.

In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the commodities market during periods of significant market decline and reinvests when market prices have further declined or rebounded. The term "Enhanced" in the Fund's name refers to the feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through this defensive positioning, as described below.

The Index generally consists of long only futures contracts related to twenty of the most liquid commodities (such as oil, corn, or gold) by trading volume. The Index weights such commodity futures based on the volatility of each commodity. The Index's commodity futures component is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular commodity sector to 25%.

The Fund intends to primarily gain exposure to commodities by investing up to 25% of its total assets (measured at the time of investment) in a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary will invest primarily in futures contracts included in the Index in the same relative weights as the Index. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions as the Fund.

The Fund concentrates investments in the commodities industries because, under normal circumstances, it invests at least 25% of its assets in the commodities industries. The Fund defines commodities industries as all commodity-related futures contracts. For purposes of measuring its commodities industries investments, the Fund includes futures contracts at their notional value.

The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the commodities market. Market decline is measured by reference to the CEMP Commodity Volatility Weighted Index ("Reference Index"), an unmanaged, volatility weighted index created by the Adviser, which is composed of the same commodities as in the Index but without any allocation to cash.

During any periods of significant market decline, defined as a decline of 10% or more from the Reference Index's all-time daily high closing value compared to its most recent month-end closing value, the Index's exposure to the commodities market may be as low as 25% depending on the magnitude and duration of such decline.

If the value of the Reference Index declines 10% or more, the Index will liquidate 75% of the commodities included in the Index and invest the cash in 30-day Treasury bills. The Fund will invest the portion of its portfolio corresponding to the uninvested portion of the Index in Treasury bills with a duration of generally 90 days or less or in investment companies, such as money market funds.

The Index will reinvest in commodities as follows:

  The Index will return to being 100% invested in commodities if the month-end closing value of the commodities in the Reference Index returns to a level that is less than a 10% decline from its all-time daily high closing value.
  If the Reference Index declines by 20% (or more) from its all-time daily high closing value, 25% of the Index will be reinvested back into the commodities of the Reference Index at their current securities weightings.
  If the Reference Index declines by 30% (or more) from its all-time daily high closing value, another 25% of the Index will be reinvested back into the commodities of the Reference Index at their current securities weightings.
  If the Reference Index declines by 40% (or more) from its all-time daily high closing value, the remaining 25% of the Index will be reinvested back into the commodities of the Reference Index at their current securities weighting and the Index will then be 100% invested in commodities.

The Index will make any prescribed liquidation or reinvestment in commodities in accordance with the mathematical formula only at month end. In the event that it does, the Fund will generally experience higher portfolio turnover and incur additional transaction costs.

During any periods of significant market decline, when the Index's exposure to the market is less than 100%, the uninvested portion of the Index will be invested in 30-day Treasury bills. The Fund will invest the portion of its portfolio corresponding to the uninvested portion of the Index in Treasury bills with a duration of generally 90 days or less or in investment companies, such as money market funds.

The balance of the Fund's portfolio which is not invested in the Subsidiary or directly in commodity-related futures contracts, serves as margin or collateral for the Fund's derivative positions. The Fund will invest these amounts primarily in fixed income securities, including treasury bills and notes, and in investment companies such as money market funds. The Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB and above).

The Fund may employ a "sampling" process to invest in a representative sample of commodities included in the Index. The Fund's portfolio managers select these investments using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index. The Fund may gain exposure to a commodity that is scheduled to be included in the Index prior to the effective inclusion date.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks:

  Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors, unfavorable changes in government regulation such as tariffs, embargoes and burdensome production rules and restrictions. The Fund is also subject to commodity concentration risk because it normally invests over 25% of its assets in the commodities industries.
  Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.
  Futures Contracts Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.
  Index/Defensive Positioning Risk. Because the Index's allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not react to changes in market conditions that occur between reallocations. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash. There is no guarantee that the Index's prescribed liquidation and reinvestment strategy, if employed, will be successful.
  Investment Company Risk. Other investment companies in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. An investment company may not achieve its investment objective.
  Leverage Risk. Using futures contracts to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.
  Market Risk. The value of the Fund's holdings may decline in response to developments affecting individual industries and/or general economic conditions. Price changes may be temporary or last for extended periods.
  Portfolio Turnover Risk. To the extent that the Fund buys or sells positions to its respective Index's prescribed liquidation or reinvestment in commodities, it will generally experience higher portfolio turnover. These additional purchases and sales of positions will generally result in higher transaction costs and Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
  Sampling Risk. The Fund's potential use of a representative sampling approach, if used, could result in its holding a smaller number of commodities than are in the Index. As a result, an adverse development with an issuer of commodities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities of the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
  Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.
  Tracking Risks. The Fund's return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of a broad measure of market performance. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at CompassEMPFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	CompassEMPFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/lowest quarterly results during this time period were:

Highest	4.24% (quarter ended March 31, 2014)
Lowest	-8.87% (quarter ended September 30, 2015)

  The year-to-date total return of the Fund's Class A shares as of September 30, 2016 was 6.40%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.87%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended 12/31/15)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund | Bloomberg Commodity Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(13.72%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2012
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund | CEMP Commodity Long/Cash Volatility Weighted Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.61%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.70%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2012
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page of the Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,120
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,584
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,864
Annual Return 2013	rr_AnnualReturn2013	(5.16%)
Annual Return 2014	rr_AnnualReturn2014	(5.61%)
Annual Return 2015	rr_AnnualReturn2015	(12.79%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.76%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.29%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2012
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.76%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.40%)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.66%)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.85%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.85%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	991
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,952
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	991
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,813
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,952
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.26%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2012
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	457
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	852
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,958
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.28%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2012

[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page of the Prospectus.
[2]	Victory Capital Management Inc., the Fund's investment adviser ("Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual Fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85% of the Fund's Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of (a) any operating expense limits in effect at the time of the original waiver or expense reimbursement; or (b) at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.
[3]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.